Supplementary Financial Statement Information (Details) - Schedule of revenues classified by geographic area (based on the location of customers) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplementary Financial Statement Information (Details) - Schedule of revenues classified by geographic area (based on the location of customers) [Line Items]
Revenues	$ 2,404,376	$ 1,933,918	$ 1,701,115
Israel [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues classified by geographic area (based on the location of customers) [Line Items]
Revenues	1,506,566	1,203,109	1,047,265
United States [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues classified by geographic area (based on the location of customers) [Line Items]
Revenues	591,794	501,785	462,803
Europe [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues classified by geographic area (based on the location of customers) [Line Items]
Revenues	255,680	189,152	145,564
Africa [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues classified by geographic area (based on the location of customers) [Line Items]
Revenues	18,012	11,702	15,336
Japan [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues classified by geographic area (based on the location of customers) [Line Items]
Revenues	12,890	14,282	14,925
Other (mainly Asia pacific) [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues classified by geographic area (based on the location of customers) [Line Items]
Revenues	$ 19,434	$ 13,888	$ 15,222